Segmental reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
Presentation of segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.
The Group is a British universal bank diversified by business, geography and income type, serving consumer and wholesale customers and clients globally and for segmental reporting purposes it defines its two operating divisions as Barclays UK and Barclays International.
▪Barclays UK consists of our UK Personal Banking, UK Business Banking and Barclaycard Consumer UK businesses. These businesses are carried on by our UK ring-fenced bank (Barclays Bank UK PLC) and certain other entities within the Group.
▪Barclays International consists of our Corporate and Investment Bank and Consumer, Cards and Payments businesses. These businesses are carried on by our non ring-fenced bank (Barclays Bank PLC) and its subsidiaries, and certain other entities within the
Group.
The below table also includes Head Office which comprises head office and legacy businesses, as well as the FTEs employed by Barclays
Execution Services.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2023
Total income	7,587	17,918	(127)	25,378
Operating costs	(4,393)	(11,578)	(743)	(16,714)
UK bank levy	(30)	(136)	(14)	(180)
Litigation and conduct	8	(47)	2	(37)
Total operating expenses	(4,415)	(11,761)	(755)	(16,931)
Other net income/(expenses)[1]	—	(2)	(7)	(9)
Profit/(loss) before impairment	3,172	6,155	(889)	8,438
Credit impairment charges	(304)	(1,548)	(29)	(1,881)
Profit/(loss) before tax	2,868	4,607	(918)	6,557
Total assets (£bn)	293.1	1,166.1	18.3	1,477.5
Total liabilities (£bn)	264.2	1,077.9	63.5	1,405.6
Number of employees (full time equivalent)	6,800	12,400	73,200	92,400
Average number of employees (full time equivalent)				92,900
Average number of employees (headcount)				94,800
Note
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	7,259	17,867	(170)	24,956
Operating costs	(4,260)	(10,361)	(336)	(14,957)
UK bank levy	(26)	(133)	(17)	(176)
Litigation and conduct	(41)	(1,503)	(53)	(1,597)
Total operating expenses	(4,327)	(11,997)	(406)	(16,730)
Other net income/(expenses)[1]	—	28	(22)	6
Profit/(loss) before impairment	2,932	5,898	(598)	8,232
Credit impairment charges	(286)	(933)	(1)	(1,220)
Profit/(loss) before tax	2,646	4,965	(599)	7,012
Total assets (£bn)	313.2	1,181.3	19.2	1,513.7
Total liabilities (£bn)	287.3	1,093.9	63.2	1,444.4
Number of employees (full time equivalent)	6,200	10,900	70,300	87,400
Average number of employees (full time equivalent)				83,900
Average number of employees (headcount)				86,200
Note
1Other net income  represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	6,536	15,665	(261)	21,940
Operating costs	(4,357)	(9,076)	(659)	(14,092)
UK bank levy	(36)	(134)	—	(170)
Litigation and conduct	(37)	(345)	(15)	(397)
Total operating expenses	(4,430)	(9,555)	(674)	(14,659)
Other net income[1]	—	40	220	260
Profit/(loss) before impairment	2,106	6,150	(715)	7,541
Credit impairment releases	365	288	—	653
Profit/(loss) before tax	2,471	6,438	(715)	8,194
Total assets (£bn)	321.2	1,044.1	19.0	1,384.3
Total liabilities (£bn)	291.8	965.4	57.0	1,314.2
Number of employees (full time equivalent)[2]	7,100	10,400	64,100	81,600
Average number of employees (full time equivalent)				82,900
Average number of employees (headcount)				85,600
Notes
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
2Barclays Execution Services Employees are reported within the Head Office Segment. Barclays UK transformed its business in 2021 and consolidated all Customer Care employees, who directly serve customers, into Barclays Execution Services to improve customer service and experience. Costs are recharged, while FTEs are reported within Head Office, as at 31
December 2021 10,700 FTEs were impacted by the move from Barclays UK to Head Office.
Barclays PLC has changed the way that its businesses are being managed and will publish comparative financial information reflecting these changes to its segmental reporting which are effective from January 2024.
From Q124, the Group will present its financial disclosures through the following new segments:
•Barclays UK
•Barclays UK Corporate Bank
•Barclays Private Bank and Wealth Management
•Barclays Investment Bank
•Barclays US Consumer Bank
The previously reported Head office will additionally include the held for sale German consumer finance business and the merchant acquiring component on the Payments business both previously reported within Barclays International as part of CC&P.
Considering the revised segmentation in January 2024, our assessment has not led to any further financial impacts. These changes do not affect legal entities nor do they impact the Group’s previously reported consolidated financials. A copy of the resegmentation document is available at home.barclays/investor-relations/reports-and-events/financial-results/

Income by geographic region[1]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	13,295	14,908	11,256
Europe	2,517	2,321	2,372
Americas	8,109	6,353	7,199
Africa and Middle East	87	63	45
Asia	1,370	1,311	1,068
Total	25,378	24,956	21,940
.
Income from individual countries which represent more than 5% of total income[1]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	13,295	14,908	11,256
United States	7,911	6,176	7,048
Note
1The geographical analysis is based on the location of the office where the transactions are recorded.